Organization and Business Operations (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 19, 2023 USD ($) shares	Oct. 21, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)
Financial Support for Nonconsolidated Legal Entity [Line Items]
Amount of transaction costs			$ 3,910
Warrants issued in connection with business combination | shares	340,250
Legacy SMAP
Financial Support for Nonconsolidated Legal Entity [Line Items]
Shares exchange ratio in business combination	10.2776
Trust account net of redemptions	$ 2,137
Amount of transaction costs	$ 3,910
Initial Public Offering
Financial Support for Nonconsolidated Legal Entity [Line Items]
Underwriting commissions		$ 2,300
Other offering costs		523
Allocated to temporary equity		2,686
Allocated to additional paid-in capital		137
Amount of transaction costs		$ 2,823
Initial Public Offering | Legacy SMAP
Financial Support for Nonconsolidated Legal Entity [Line Items]
Sale of units, net of underwriting discounts (in shares) | shares		11,500,000
Purchase price, per unit | $ / shares		$ 10.00
Proceeds from issuance initial public offering		$ 115,000
Underwriting commissions		2,300
Other offering costs		523
Allocated to temporary equity		2,687
Allocated to additional paid-in capital		137
Amount of transaction costs		$ 2,823
Over allotment option | Legacy SMAP
Financial Support for Nonconsolidated Legal Entity [Line Items]
Sale of units, net of underwriting discounts (in shares) | shares		1,500,000
Proceeds from issuance initial public offering		$ 115,000
Private placement | Private Placement Warrants | Legacy SMAP
Financial Support for Nonconsolidated Legal Entity [Line Items]
Number of shares received by the holder | shares		675,000
Price of warrant | $ / shares		$ 10.00
Proceeds from private placement units		$ 6,750
Legacy SMAP
Financial Support for Nonconsolidated Legal Entity [Line Items]
Shares exchange ratio in business combination	10.2776